Transactions with Affiliates (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Transactions With Affiliates
Statement of Operations

	Year Ended December 31,
(in millions)	2015	2014	2013
			Predecessor
Transportation revenues	$47.5	$95.7	$94.1
Storage revenues	26.2	53.2	53.6
Other revenues	0.2	0.3	0.3
Operation and maintenance expense	52.9	123.2	118.6
Interest expense	29.3	62.0	37.9
Interest income	2.5	0.7	0.7

Balance Sheet

(in millions)	December 31, 2015	December 31, 2014
Accounts receivable	$—	$180.0
Current portion of long term debt- affiliated	—	115.9
Short-term borrowings	—	252.5
Accounts payable	—	53.6
Long-term debt	—	1,472.8

Schedule of Related Party Transactions, Long-Term Debt

Origination Date	Interest Rate	Maturity Date	December 31, 2015	December 31, 2014
(in millions)
November 28, 2005(1)	5.41%	November 30, 2015	$—	$115.9
November 28, 2005	5.45%	November 28, 2016	—	45.3
November 28, 2005	5.92%	November 28, 2025	—	133.5
November 28, 2012	4.63%	November 28, 2032	—	45.0
November 28, 2012	4.94%	November 30, 2037	—	95.0
December 19, 2012	5.16%	December 21, 2037	—	55.0
November 28, 2012	5.26%	November 28, 2042	—	170.0
December 19, 2012	5.49%	December 18, 2042	—	95.0
December 9, 2013	4.75%	December 31, 2016	—	834.0
Total Long-term Debt			$—	$1,588.7
(1) The debt balance for the note originating on November 28, 2005 and maturing on November 30, 2015 is included in "Current portion of long-term debt-affiliated" on the Consolidated Balance Sheets as of December 31, 2014.